Condensed Interim Statements of Financial Positions - CAD ($)	Jun. 30, 2025	Mar. 31, 2025
Current assets
Cash	$ 4,038,343	$ 1,211,297
Amounts receivable and other assets	302,142	109,975
Marketable securities	8,955	22,086
Current asset	4,349,440	1,343,358
Non-current assets
Restricted cash	514,828	514,828
Right-of-use asset	16,814	21,858
Total assets	4,881,082	1,880,044
Current liabilities
Accounts payable and accrued liabilities	2,374,643	780,923
Advanced contributions received	2,274,765	635,530
Balances due to related parties	353,442	278,238
Director's loan	978,722	966,304
Lease liability	22,453	26,417
Current liabilities	6,004,025	2,687,412
Non-current liabilities
Lease liability	0	2,347
Total liabilities	6,004,025	2,689,759
Shareholders' equity (deficiency)
Share capital	68,892,897	68,863,511
Reserves	4,303,789	4,267,374
Accumulated deficit	(74,319,629)	(73,940,600)
Equity	(1,122,943)	(809,715)
Total liabilities and shareholders' equity	$ 4,881,082	$ 1,880,044